Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning	₩ 452,604	₩ 324,012
Increase	367,595	297,996
Utilization	(225,861)	(157,202)
Reversal	(27,485)	(18,716)
Others	21,265	6,514
Ending	588,118	452,604
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning	42,986	42,602
Increase	74,728	44,106
Utilization	(64,319)	(42,211)
Reversal	(3,035)	(272)
Others	(1,189)	(1,239)
Ending	49,171	42,986
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning	96,709	81,446
Increase	40,916	33,925
Utilization	(18,006)	(19,469)
Reversal	(2,502)	(2,695)
Others	919	3,502
Ending	118,036	96,709
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning	84,846	52,610
Increase	27,459	45,525
Utilization	(70,156)	(14,012)
Reversal	(1,749)	(188)
Others	(3,636)	911
Ending	36,764	84,846
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning	62,594	45,111
Increase	63,438	42,529
Utilization	(8,530)	(13,367)
Reversal		(12,475)
Others	16,688	796
Ending	134,190	62,594
Others [member]
Disclosure of other provisions [line items]
Beginning	165,469	102,243
Increase	161,054	131,911
Utilization	(64,850)	(68,143)
Reversal	(20,199)	(3,086)
Others	8,483	2,544
Ending	₩ 249,957	₩ 165,469